Sales and other operating revenues (Tables)	6 Months Ended
Jun. 30, 2018
Revenue [abstract]
Disclosure of detailed information about other operating income explanatory

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2018	2017	2018	2017
By segment
Upstream	12,698	10,493	26,568	21,820
Downstream	69,174	52,195	130,580	102,275
Other businesses and corporate	376	326	719	611
	82,248	63,014	157,867	124,706

Less: sales and other operating revenues between segments
Upstream	5,795	6,161	12,528	11,938
Downstream	785	208	1,267	122
Other businesses and corporate	229	134	461	272
	6,809	6,503	14,256	12,332

Third party sales and other operating revenues
Upstream	6,903	4,332	14,040	9,882
Downstream	68,389	51,987	129,313	102,153
Other businesses and corporate	147	192	258	339
Total sales and other operating revenues	75,439	56,511	143,611	112,374

By geographical area
US	26,676	21,577	50,289	42,729
Non-US	56,032	41,103	107,272	81,123
	82,708	62,680	157,561	123,852
Less: sales and other operating revenues between areas	7,269	6,169	13,950	11,478
	75,439	56,511	143,611	112,374

Sales and other operating revenues include the following in relation to revenues from contracts with customers
Crude oil	17,167	11,784	32,084	22,780
Oil products	51,440	37,079	95,570	73,680
Natural gas, LNG and NGLs	4,960	3,479	10,119	7,317
Non-oil products and other revenues from contracts with customers	3,081	2,872	6,576	5,736
Revenues from contracts with customers(a)	76,648	55,214	144,349	109,513

(a)	See Note 1 for further information.